Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule of quantitative information regarding Level 3 fair value measurements [Abstract]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Stock price (in Dollars per share)	$ 9.74	$ 10.2
Volatility	9.10%	17.20%
Term	5 years	5 years
Risk-free rate	1.70%	0.29%
Dividend yield	0.00%	0.00%